INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Operating Loss Carryforwards	$ 6,800,000
Operating Loss Carryforwards, Expiration Date 1	2034
Deferred Tax Assets, Valuation Allowance	$ 2,300,000	$ 1,400,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%	34.00%